Right-of-use assets - property leases - Statement of financial position, Right-of-use Asset (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Disclosure of leases [Abstract]
Right-of-use assets	£ 971	£ 326
Current	(460)	(316)
Non Current	(491)	0
Lease liabilities	£ 951	£ 316